SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Significant Accounting Policies [Line Items]
Increasing balance of right-of-use assets	$ 1.1
Additional lease period of Israel offices	30 months
Increase balance of right of use assets	$ 0.8
Dollar-denominated leases
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	5.30%
NIS-denominated leases | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	8.50%
NIS-denominated leases | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	8.90%